Members' equity - Summary of Members Equity (Details) - Bio Ventus LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Member Equity [Line Items]
Preferred	$ 168,000	$ 168,000
Common	113,373	113,373
Profits interest and other equity awards (Refer to Note 9. Equity-based compensation)	3,800	3,774
Members' Capital	$ 285,173	$ 285,147